Discontinued operations - Gain on disposal of subsidiaries (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 04, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposal			€ 22,191
Fidelta d.o.o. (fee-for-service segment)
Disclosure of analysis of single amount of discontinued operations [line items]
Cash received	€ 37,080	€ 37,080
Net assets disposed of		(13,658)
Effect of cumulative translation adjustments reclassified from equity on loss of control		(731)
Costs associated to the sale		(500)
Gain on disposal		€ 22,191	€ 22,191